Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of impact of the restatement on the company’s financial statements
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 22, 2020
Class A Ordinary Shares Subject to Possible Redemption	$107,569,550	$7,430,450	$115,000,000
Class A Ordinary Shares	$117	$(74)	$43
Additional Paid-in Capital	5,004,598	(5,004,598)	—
Accumulated Deficit	(5,000)	(2,425,778)	(2,430,778)
Total Shareholders’ Equity (Deficit)	5,000,003	(7,430,450)	(2,430,447)

Number of Class A ordinary shares subject to redemption	10,756,955	743,045	11,500,000

Balance sheet as of December 31, 2020
Class A Ordinary Shares Subject to Possible Redemption	107,483,710	7,516,290	115,000,000
Class A Ordinary Shares	118	(75)	43
Additional Paid-in Capital	5,090,437	(5,090,437)	—
Accumulated Deficit	(90,838)	(2,425,778)	(2,516,616)
Total Shareholders’ Equity (Deficit)	5,000,005	(7,516,290)	(2,516,285)

Number of Class A ordinary shares subject to redemption	10,748,371	751,629	11,500,000

Statement of Operations for the period from August 13, 2020 (inception) to December 31, 2020
Net loss	$(90,838)	$—	$(90,838)
Weighted average shares outstanding of Class A ordinary shares	11,500,000	(5,267,910)	6,232,090
Basic and diluted income per share, Class A ordinary shares	0.00	(0.01)	(0.01)
Weighted average shares outstanding of Class B ordinary shares	2,920,522	(224,626)	2,695,896
Basic and diluted net loss per share, Class B ordinary shares	(0.04)	0.03	(0.01)

Statement of Cash Flows for the period from August 13, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to redemption	107,569,550	(107,569,550)	—
Change in value of Class A ordinary shares subject to possible redemption	(85,840)	85,840	—

	As Previously Reported	Adjustment	As Restated
Condensed Balance Sheet as of March 31, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$107,407,420	$7,592,580	$115,000,000
Class A ordinary shares	$119	$(76)	$43
Additional paid-in capital	$5,166,726	$(5,166,726)	$—
Accumulated deficit	$(167,129)	$(2,425,778)	$(2,592,907)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(7,592,580)	$(2,592,576)
Number of Class A ordinary shares subject to possible redemption	10,740,742	759,258	11,500,000

Condensed Balance Sheet as of June 30, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$107,255,090	$7,744,910	$115,000,000
Class A ordinary shares	$120	$(77)	$43
Additional paid-in capital	$5,319,055	$(5,319,055)	$—
Accumulated deficit	$(319,462)	$(2,425,778)	$(2,745,240)
Total Shareholders’ Equity (Deficit)	$5,000,001	$(7,744,910)	$(2,744,909)
Number of Class A ordinary shares subject to possible redemption	10,725,509	774,491	11,500,000

Condensed Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.01)	$(0.01)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.03)	$0.02	$(0.01)

Condensed Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.01)	$(0.01)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.05)	$0.04	$(0.01)
	As Previously Reported	Adjustment	As Restated
Condensed Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.02)	$(0.02)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.08)	$0.06	$(0.02)

Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$76,290	$(76,290)	$—
Total Shareholders’ Equity (Deficit)	$5,000,004	$(7,592,578)	$(2,592,574)

Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$152,330	$(152,330)	$—
Total Shareholders’ Equity (Deficit)	$5,000,001	$(7,744,908)	$(2,744,907)

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(76,290)	$76,290	$—

Condensed Statement of Cash Flows for Six Months Ended June 30, 2021 (Unaudited)
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares to possible redemption	$(228,620)	$228,620	$—